CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Preferred Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Total
Balances at Dec. 31, 2016	$ 10,713		$ (436,818)	$ 2,610,173	$ 60,405	$ 435,117	$ 411,389	$ 3,090,979
Balances (in shares) at Dec. 31, 2016	80,544		(9,607)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	$ 125			808				933
Issuance of ordinary shares pursuant to stock plans (in shares)	946
Issuance of preferred shares to New Wave (Note 18)		$ 7						7
Issuance of preferred shares to New Wave (Note 18) (in shares)		7
Non-cash stock-based compensation expenses				43,011			48,376	91,387
Repurchase of ordinary shares (Note 21)			$ (47,624)					(47,624)
Repurchase of ordinary shares (Note 21) (in shares)			(473)
In-kind distribution of Weibo's shares (Note 18)				522,271		(554,016)	31,745
Non-controlling interests arising from business acquisitions (Note 6)							43,112	43,112
Sale (Purchase) of subsidiaries' shares to/from non-controlling interests				(1,868)			19,382	17,514
Settlement of stock-based awards in a subsidiary				17,678			(15,471)	2,207
Net income						156,569	192,994	349,563
Unrealized loss on available-for-sale securities (Note 5)					(35,075)		(532)	(35,607)
Currency translation adjustments					65,366		21,892	87,258
Balances at Dec. 31, 2017	$ 10,838	$ 7	$ (484,442)	3,192,073	90,696	37,670	752,887	3,599,729
Balances (in shares) at Dec. 31, 2017	81,490	7	(10,080)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	$ 123			1,401				1,524
Issuance of ordinary shares pursuant to stock plans (in shares)	921
Issuance of ordinary shares pursuant to convertible debt conversion (Note 21)				7				7
Non-cash stock-based compensation expenses				51,548			43,521	95,069
Impact of adoption of new revenue guidance						(253)	(324)	(577)
Impact of adoption of new guidance for investments in equity securities (Note 5)					(38,710)	38,710
Impact of adoption of new guidance for private equity fund investments (Note 5) | ASU 2016-01								10,267
Impact of adoption of new guidance for private equity fund investments (Note 5)						10,267		10,267
Repurchase of ordinary shares (Note 21)			$ (249,263)					(249,263)
Repurchase of ordinary shares (Note 21) (in shares)			(2,963)
Sale (Purchase) of subsidiaries' shares to/from non-controlling interests							(1,341)	(1,341)
Settlement of stock-based awards in a subsidiary				16,766			(15,988)	778
Net income						125,562	300,764	426,326
Currency translation adjustments					(85,209)		(34,438)	(119,647)
Balances at Dec. 31, 2018	$ 10,961	$ 7	$ (733,705)	3,261,795	(33,223)	211,956	1,045,081	3,762,872
Balances (in shares) at Dec. 31, 2018	82,411	7	(13,043)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans	$ 121			(114)				7
Issuance of ordinary shares pursuant to stock plans (in shares)	907
Non-cash stock-based compensation expenses				56,731			65,140	121,871
Repurchase of ordinary shares (Note 21)			$ (61,691)					(61,691)
Repurchase of ordinary shares (Note 21) (in shares)			(1,825)
Share of changes in the equity investee's capital accounts (Note 5)				5,172				5,172
Sale (Purchase) of subsidiaries' shares to/from non-controlling interests				2,208			(6,939)	(4,731)
Settlement of stock-based awards in a subsidiary				12,699			(12,378)	321
Net income						(70,542)	179,269	108,727
Currency translation adjustments					(23,894)		(10,741)	(34,635)
Balances at Dec. 31, 2019	$ 11,082	$ 7	$ (795,396)	$ 3,338,491	$ (57,117)	$ 141,414	$ 1,259,432	$ 3,897,913
Balances (in shares) at Dec. 31, 2019	83,318	7	(14,868)